Intech S&P Large Cap Diversified Alpha ETF
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS - 99.6%	Shares	Value
Banking - 2.7%
Bank of America Corp.	2,821	$150,811
Citigroup, Inc.	14,164	1,812,709
Citizens Financial Group, Inc.	2,513	163,471
Huntington Bancshares, Inc.	7,300	122,348
JPMorgan Chase & Co.	1,580	494,903
KeyCorp	1,479	32,701
M&T Bank Corp.	684	149,543
PNC Financial Services Group, Inc.	776	173,048
Regions Financial Corp.	5,819	166,132
Truist Financial Corp.	3,555	183,082
U.S. Bancorp	3,585	203,126
Wells Fargo & Co.	159	13,075
		3,664,949

Consumer Discretionary Products - 4.4%
Aptiv PLC(a)	1,903	114,675
D.R. Horton, Inc.	517	79,546
Deckers Outdoor Corp.(a)	2,965	303,023
General Motors Co.	15,676	1,205,328
Hasbro, Inc.	2,525	241,996
Lennar Corp. - Class A	663	59,869
Masco Corp.	2,460	176,677
Nike, Inc. - Class B	3,236	143,549
NVR, Inc.(a)	2	12,632
PulteGroup, Inc.	2,190	267,968
Ralph Lauren Corp. - Class A	635	227,736
Tapestry, Inc.	2,807	407,127
Tesla, Inc.(a)	7,263	2,771,779
		6,011,905

Consumer Discretionary Services - 0.6%
Carnival Corp.	7,909	209,667
Las Vegas Sands Corp.	4,298	234,714
Royal Caribbean Cruises Ltd.	1,560	411,466
		855,847

Consumer Staple Products - 2.7%
Colgate-Palmolive Co.	12,115	1,034,136
Estee Lauder Cos., Inc. - Class A	6,309	483,963
Kimberly-Clark Corp.	139	13,682
PepsiCo, Inc.	1,533	242,965

Philip Morris International, Inc.	11,437	$1,887,906
		3,662,652

Financial Services - 5.8%
American Express Co.	3,598	1,162,334
Ameriprise Financial, Inc.	292	138,639
Bank of New York Mellon Corp.	2,009	269,949
Blackrock, Inc.	159	169,430
Block, Inc. - Class A(a)	589	41,530
Capital One Financial Corp.	1,735	331,905
Cboe Global Markets, Inc.	280	84,025
Charles Schwab Corp.	12,280	1,125,339
CME Group, Inc. - Class A	727	209,245
Fidelity National Information Services, Inc.	3,501	162,902
Fiserv, Inc.(a)	2,806	175,796
Global Payments, Inc.	492	35,404
Goldman Sachs Group, Inc.	1,760	1,625,835
Intercontinental Exchange, Inc.	827	130,740
KKR & Co., Inc.	1,979	206,489
Mastercard, Inc. - Class A	1,479	743,819
Moody’s Corp.	173	79,900
Morgan Stanley	1,342	255,772
MSCI, Inc. - Class A	177	104,680
Nasdaq, Inc.	153	14,062
Northern Trust Corp.	764	127,084
S&P Global, Inc.	299	128,938
State Street Corp.	407	62,206
Synchrony Financial	8,570	653,034
T. Rowe Price Group, Inc.	278	28,601
		8,067,658

Health Care - 9.3%
Abbott Laboratories	3,700	335,923
Amgen, Inc.	642	222,293
Boston Scientific Corp.(a)	2,776	159,925
Bristol-Myers Squibb Co.	15,939	965,744
Cardinal Health, Inc.	4,947	954,177
CVS Health Corp.	258	21,489
Edwards Lifesciences Corp.(a)	398	33,233
Elevance Health, Inc.	275	103,516
Eli Lilly & Co.	3,557	3,324,372
Gilead Sciences, Inc.	1,360	177,942
HCA Healthcare, Inc.	1,303	566,088
Humana, Inc.	218	51,544
IDEXX Laboratories, Inc.(a)	1,199	672,399
Incyte Corp.(a)	3,928	374,221
Insulet Corp.(a)	1,448	249,259
Intuitive Surgical, Inc.(a)	1,245	569,724

Johnson & Johnson	4,909	$1,128,334
McKesson Corp.	776	632,595
Merck & Co., Inc.	2,447	267,164
Moderna, Inc.(a)	2,459	112,967
Regeneron Pharmaceuticals, Inc.	134	94,746
ResMed, Inc.	144	30,789
Thermo Fisher Scientific, Inc.	103	49,333
UnitedHealth Group, Inc.	2,305	853,956
Universal Health Services, Inc. - Class B	1,246	209,664
Vertex Pharmaceuticals, Inc.(a)	42	17,950
Zoetis, Inc. - Class A	5,956	684,761
		12,864,108

Industrial Products - 6.4%
3M Co.	9,098	1,333,039
Amphenol Corp.	612	90,129
Axon Enterprise, Inc.(a)	100	40,176
Caterpillar, Inc.	829	737,901
Cummins, Inc.	90	60,391
GE Aerospace	1,301	377,199
GE Vernova, Inc.	984	1,066,125
Generac Holdings, Inc.(a)	392	101,618
General Dynamics Corp.	68	23,413
Howmet Aerospace, Inc.	2,010	488,510
Huntington Ingalls Industries, Inc.	170	61,929
Johnson Controls International PLC	2,860	417,646
Keysight Technologies, Inc.(a)	3,018	1,056,028
L3Harris Technologies, Inc.	382	122,450
Lockheed Martin Corp.	3,094	1,602,599
Northrop Grumman Corp.	583	337,837
Otis Worldwide Corp.	502	39,096
Parker-Hannifin Corp.	104	94,580
RTX Corp.	2,103	370,275
TE Connectivity PLC	58	12,276
Veralto Corp.	1,423	125,509
Vertiv Holdings Co. - Class A	773	253,923
		8,812,649

Industrial Services - 2.1%
C.H. Robinson Worldwide, Inc.	194	35,271
Delta Air Lines, Inc.	5,208	354,092
EMCOR Group, Inc.	732	652,702
FedEx Corp.	1,352	545,275
Jacobs Solutions, Inc.	1,567	202,786
United Airlines Holdings, Inc.(a)	1,855	166,950
United Parcel Service, Inc. - Class B	2,560	278,528

United Rentals, Inc.	674	$646,932
		2,882,536

Insurance - 2.5%
Allstate Corp.	4,867	1,057,405
American International Group, Inc.	1,446	108,161
Aon PLC - Class A	2,642	823,379
Hartford Financial Services Group, Inc.	196	26,815
Progressive Corp.	467	93,998
Travelers Cos., Inc.	3,815	1,164,109
Willis Towers Watson PLC	817	209,315
		3,483,182

Materials - 2.0%
Albemarle Corp.	1,358	267,119
CF Industries Holdings, Inc.	3,273	406,506
Corteva, Inc.	10,379	840,803
Ecolab, Inc.	200	52,120
Freeport-McMoRan, Inc.	1,978	114,289
Linde PLC	950	476,083
Mosaic Co.	1,636	38,070
Newmont Corp.	2,021	224,513
Nucor Corp.	211	47,536
Qnity Electronics, Inc.	2,258	317,610
		2,784,649

Media - 12.4%
Alphabet, Inc. - Class A	16,037	6,171,038
Alphabet, Inc. - Class C	13,055	4,986,227
AppLovin Corp. - Class A(a)	86	38,386
Booking Holdings, Inc.	5,368	903,756
Comcast Corp. - Class A	1,853	50,105
DoorDash, Inc. - Class A(a)	2,464	415,554
Meta Platforms, Inc. - Class A	4,763	2,914,527
Netflix, Inc.(a)	10,584	990,768
News Corp. - Class B	627	19,111
Uber Technologies, Inc.(a)	703	52,451
Walt Disney Co.	4,816	499,660
		17,041,583

Oil & Gas - 3.6%
APA Corp.	6,777	276,027
Baker Hughes Co.	8,656	603,063
ConocoPhillips	664	83,518
Coterra Energy, Inc.	3,871	139,008
Devon Energy Corp.	6,453	331,491
Diamondback Energy, Inc.	360	74,027
EOG Resources, Inc.	9,620	1,352,283

EQT Corp.	1,161	$69,753
Expand Energy Corp.	966	98,677
Exxon Mobil Corp.	617	95,222
Halliburton Co.	5,993	253,504
Kinder Morgan, Inc.	3,393	111,528
Marathon Petroleum Corp.	1,587	394,036
Occidental Petroleum Corp.	1,653	100,139
ONEOK, Inc.	3,800	351,348
Phillips 66	907	162,489
SLB NV	2,515	143,053
Texas Pacific Land Corp.	158	70,100
Valero Energy Corp.	500	126,290
Williams Cos., Inc.	1,218	92,945
		4,928,501

Real Estate - 3.1%
American Tower Corp. - REIT	6,941	1,268,190
CBRE Group, Inc. - Class A(a)	7,277	1,038,646
Equinix, Inc. - REIT	76	82,295
Host Hotels & Resorts, Inc. - REIT	5,890	124,456
Invitation Homes, Inc. - REIT	1,025	29,489
Iron Mountain, Inc. - REIT	348	43,845
Prologis, Inc. - REIT	468	66,465
Realty Income Corp. - REIT	420	26,981
SBA Communications Corp. - Class A - REIT	1,352	299,062
Ventas, Inc. - REIT	3,426	301,008
VICI Properties, Inc. - REIT	19,526	570,159
Welltower, Inc. - REIT	2,222	482,930
		4,333,526

Retail & Wholesale - Discretionary - 4.9%
Amazon.com, Inc.(a)	11,377	3,015,588
AutoZone, Inc.(a)	42	155,569
Best Buy Co., Inc.	4,596	278,012
Carvana Co. - Class A(a)	298	117,948
eBay, Inc.	1,578	163,291
Genuine Parts Co.	5,237	561,564
Home Depot, Inc.	199	65,431
Lowe’s Cos., Inc.	500	119,395
Lululemon Athletica, Inc.(a)	756	104,101
O’Reilly Automotive, Inc.(a)	4,340	431,396
Ross Stores, Inc.	2,010	457,858
TJX Cos., Inc.	2,746	430,436
Tractor Supply Co.	4,047	142,050
Ulta Beauty, Inc.(a)	275	147,807
Williams-Sonoma, Inc.	3,297	597,449
		6,787,895

Retail & Wholesale - Staples - 1.6%
Archer-Daniels-Midland Co.	800	$59,632
Bunge Global SA	674	85,645
Dollar General Corp.	2,617	303,258
Dollar Tree, Inc.(a)	3,215	312,209
Kroger Co.	504	34,307
Sysco Corp.	11,143	832,494
Target Corp.	1,095	142,076
Walmart, Inc.	3,669	484,051
		2,253,672

Software & Tech Services - 9.0%
Adobe, Inc.(a)	3,534	869,717
Cadence Design Systems, Inc.(a)	87	28,674
International Business Machines Corp.	2,583	596,621
Intuit, Inc.	656	254,856
Microsoft Corp.	20,673	8,430,036
Oracle Corp.	4,394	709,148
Palantir Technologies, Inc. - Class A(a)	10,688	1,486,808
		12,375,860

Tech Hardware & Semiconductors - 22.9%
Advanced Micro Devices, Inc.(a)	2,296	813,909
Analog Devices, Inc.	381	153,261
Apple, Inc.	25,506	6,921,053
Applied Materials, Inc.	301	118,741
Broadcom, Inc.	12,513	5,223,302
Cisco Systems, Inc.	25,765	2,357,498
Corning, Inc.	1,847	303,351
Dell Technologies, Inc. - Class C	1,763	368,379
Garmin Ltd.	122	30,639
Intel Corp.(a)	1,352	127,737
Lam Research Corp.	419	108,043
Micron Technology, Inc.	2,387	1,234,461
Motorola Solutions, Inc.	552	242,345
NetApp, Inc.	3,902	432,225
NVIDIA Corp.	57,811	11,537,341
NXP Semiconductors NV	821	241,037
QUALCOMM, Inc.	2,904	521,500
Seagate Technology Holdings PLC	188	126,644
Skyworks Solutions, Inc.	2,073	145,462
Teradyne, Inc.	148	50,834
Texas Instruments, Inc.	484	136,043
Western Digital Corp.	510	221,605
Zebra Technologies, Corp. - Class A(a)	753	170,374
		31,585,784

Telecommunications - 0.6%
AT&T, Inc.	7,400	$193,362
T-Mobile US, Inc.	763	149,167
Verizon Communications, Inc.	10,437	501,289
		843,818

Utilities - 3.0%
AES Corp.	13,039	188,413
Alliant Energy Corp.	373	27,389
Ameren Corp.	363	41,255
American Electric Power Co., Inc.	1,601	219,513
Atmos Energy Corp.	242	45,975
CenterPoint Energy, Inc.	1,224	53,427
CMS Energy Corp.	513	39,368
Consolidated Edison, Inc.	1,429	159,319
Constellation Energy Corp.	136	42,568
DTE Energy Co.	301	45,659
Duke Energy Corp.	6,027	780,798
Edison International	951	66,085
Entergy Corp.	1,058	124,749
Evergy, Inc.	496	41,089
Exelon Corp.	4,750	218,452
FirstEnergy Corp.	1,705	81,022
NextEra Energy, Inc.	891	87,211
PG&E Corp.	57,019	947,656
Pinnacle West Capital Corp.	130	13,484
PPL Corp.	796	29,802
Sempra	566	53,838
Southern Co.	2,618	253,160
Vistra Corp.	3,062	483,306
WEC Energy Group, Inc.	404	47,648
Xcel Energy, Inc.	847	70,259
		4,161,445

TOTAL COMMON STOCKS (Cost $113,842,982)		137,402,219

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	495,035	495,035

TOTAL SHORT-TERM INVESTMENTS (Cost $495,035)		495,035

TOTAL INVESTMENTS - 100.0% (Cost $114,338,017)		$137,897,254
Other Assets in Excess of Liabilities - 0.0%(c)		20,438
TOTAL NET ASSETS - 100.0%		$137,917,692

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.